Business Segment Information	12 Months Ended
Dec. 31, 2017
Business Segment Information
Business Segment Information

3.  Business Segment Information

Ball’s operations are organized and reviewed by management along its product lines and geographical areas and presented in the five reportable segments outlined below:

Beverage packaging, North and Central America:  Consists of operations in the U.S., Canada and Mexico that manufacture and sell metal beverage containers.

Beverage packaging, South America: Consists of operations in Brazil, Argentina and Chile that manufacture and sell metal beverage containers.

Beverage packaging, Europe:  Consists of operations in numerous countries in Europe, including Russia, that manufacture and sell metal beverage containers.

Food and aerosol packaging:  Consists of operations in the U.S., Europe, Canada, Mexico, Argentina and India that manufacture and sell steel food and aerosol containers, as well as extruded aluminum aerosol containers and aluminum slugs.

Aerospace: Consists of operations that manufacture and sell aerospace and other related products and the provision of services used in the defense, civil space and commercial space industries.

Other consists of non-reportable segments in Africa, Middle East and Asia (AMEA) and Asia Pacific that manufacture and sell metal beverage containers, undistributed corporate expenses, intercompany eliminations and other business activities.

The accounting policies of the segments are the same as those in the consolidated financial statements and are discussed in Note 1. The company also has investments in operations in Guatemala, Panama, South Korea, the U.S. and Vietnam that are accounted for under the equity method of accounting and, accordingly, those results are not included in segment sales or earnings.

Major Customers

Net sales to major customers, as a percentage of consolidated net sales, were as follows:

	2017	2016	2015

Anheuser-Busch InBev and subsidiaries	14%	7%	10%
Coca-Cola Bottlers' Sales & Services Company LLC	11%	9%	11%
U.S. Government	9%	9%	10%
Molson Coors Brewing Company and subsidiaries	7%	9%	11%

Summary of Net Sales by Geographic Area (a)

($ in millions)	U.S.	Brazil	Other	Consolidated

2017	$5,496	$1,427	$4,060	$10,983
2016	4,929	904	3,228	9,061
2015	4,738	591	2,668	7,997
(a)	Revenue is attributed based on origin of sale and includes intercompany eliminations.

Summary of Net Long-Lived Assets by Geographic Area (a)

($ in millions)	U.S.	Brazil	U.K.	Other	Consolidated

As of December 31, 2017	$1,852	$876	$659	$2,629	$6,016
As of December 31, 2016	2,097	885	182	2,327	5,491
(a)	Long-lived assets exclude goodwill, intangible assets and noncurrent restricted cash.

Summary of Business by Segment

	Years Ended December 31,
($ in millions)	2017	2016	2015

Net sales
Beverage packaging, North and Central America	$4,178	$3,612	$3,202
Beverage packaging, South America	1,692	1,014	591
Beverage packaging, Europe	2,360	1,915	1,653
Food and aerosol packaging	1,138	1,171	1,297
Aerospace	991	818	810
Reportable segment sales	10,359	8,530	7,553
Other	624	531	444
Net sales	$10,983	$9,061	$7,997

Comparable operating earnings
Beverage packaging, North and Central America	$533	$469	$402
Beverage packaging, South America	333	185	80
Beverage packaging, Europe	233	217	192
Food and aerosol packaging	102	109	108
Aerospace	98	88	82
Reportable segment comparable operating earnings	1,299	1,068	864
Reconciling items
Other (a)	(79)	(92)	(63)
Business consolidation and other activities	(221)	(337)	(195)
Amortization of acquired Rexam intangibles	(162)	(65)	—
Catch-up depreciation and amortization for 2016 from finalization of Rexam valuation	(35)	—	—
Cost of sales associated with Rexam inventory step-up	—	(84)	—
Egyptian pound devaluation	—	(27)	—
Earnings before interest and taxes	802	463	606
Interest expense	(285)	(229)	(143)
Debt refinancing and other costs	(3)	(109)	(117)
Total interest expense	(288)	(338)	(260)
Earnings before taxes	514	125	346
Tax (provision) benefit	(165)	126	(47)
Equity in results of affiliates, net of tax	31	15	4
Net earnings	380	266	303
Net earnings attributable to noncontrolling interests	(6)	(3)	(22)
Net earnings attributable to Ball Corporation	$374	$263	$281
(a)	Includes undistributed corporate expenses, net, of $128 million, $110 million and $93 million for the years ended December 2017, 2016 and 2015, respectively.

	Years Ended December 31,
($ in millions)	2017	2016	2015

Depreciation and amortization (a)
Beverage packaging, North and Central America	$179	$117	$73
Beverage packaging, South America	144	78	41
Beverage packaging, Europe	254	121	60
Food and aerosol packaging	56	57	59
Aerospace	31	30	27
Reportable segment depreciation and amortization	664	403	260
Other	65	50	26
Depreciation and amortization	$729	$453	$286

Capital expenditures
Beverage packaging, North and Central America	$283	$234	$250
Beverage packaging, South America	36	33	25
Beverage packaging, Europe	81	126	122
Food and aerosol packaging	50	80	61
Aerospace	70	41	28
Reportable segment capital expenditures	520	514	486
Other	36	92	42
Capital expenditures	$556	$606	$528